Stockholders' Equity (Deficit) (Tables)	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

There were 5,597,861 options outstanding as of September 30, 2020. The fair value of each stock option granted was estimated using the Black-Scholes assumptions and or factors as follows:

Exercise price	$1.75
Expected dividend yield	0%
Risk free interest rate	0.64%-1.61%
Expected life in years	10
Expected volatility	140%-146%

There were 3,835,366 options outstanding as of December 31, 2019. The fair value of each stock option granted was estimated using the Black-Scholes assumptions and or factors as follows:

Exercise price	$1.00 - $1.75
Expected dividend yield	0%
Risk free interest rate	2.09%-2.70%
Expected life in years	10
Expected volatility	137%-140%

Schedule of Share-based Compensation, Stock Options, Activity

The following is an analysis of the stock option grant activity under the Plan:

		Weighted Average	Weighted Average Remaining
	Number	Exercise Price	Life
Stock Options

Outstanding December 31, 2018	3,846,299	$1.36	7.20
Granted	126,567	$1.15	9.20
Expired	(137,500)	$1.75
Outstanding December 31, 2019	3,835,366	$1.34	6.02
Granted	1,762,495	$1.75	9.47
Expired	-	$-
Outstanding September 30, 2020	5,597,861	$1.47	6.74

Schedule of Share-based Compensation Nonvested Shares

A summary of the status of the Company’s nonvested options as of September 30, 2020, and changes during the nine months ended September 30, 2020, is presented below:

Nonvested Options	Options	Weighted- Average Exercise Price
Nonvested at December 31, 2018	800,210	$1.63
Granted	126,567	$1.15
Vested	(584,895)	$1.46
Forfeited	(137,500)	$1.75
Nonvested at December, 2019	204,382	$1.74
Granted	1,762,495	$1.75
Vested	(760,488)	$1.39
Forfeited	-	$-
Nonvested at September 30, 2020	1,206,389	$1.75

Summary of Warrant Issuances

A summary of warrant issuances are as follows:

		Weighted Average	Weighted Average Remaining
	Number	Exercise Price	Life
Warrants

Outstanding December 31, 2018	3,826,658	$1.05	3.69
Granted	-	-	-
Outstanding December 31, 2019	3,826,658	$1.05	2.69
Granted	180,400	1.25	5.00
Outstanding September 30, 2020	4,007,058	$1.06	2.12